Share-based payments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares on conversion	1
Total share based payment expense	$ 92.1	$ 39.4
Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	0.333%
Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	0.027%